Explanatory notes to the consolidated statements of cash flows (Tables)	12 Months Ended
Dec. 31, 2020
Statement of cash flows [abstract]
Disclosure of reconciliation of liabilities arising from financing activities
The following is a reconciliation of liabilities arising from financing activities for the year ended December 31, 2020 and 2019:

	Years ended December 31,
	2020	2019
	(€ million)
Total Debt at January 1(1)	€12,901	€15,597
Add: Derivative (assets)/liabilities and collateral at January 1	178	(151)
Total Liabilities from financing activities at January 1	€13,079	€15,446

Cash flows	9,087	(3,096)
Foreign exchange effects	(962)	9
Fair value changes	(48)	327
Changes in scope of consolidation	—	43
Transfer to (Assets)/Liabilities held for sale	—	(82)
Other changes(2)	(67)	432

Total Liabilities from financing activities at December 31	€21,089	€13,079
Less: Derivative (assets)/liabilities and collateral at December 31	(28)	178
Total Debt at December 31	€21,117	€12,901
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(1) Total debt at January 1, 2019 has been adjusted to include Lease liabilities of €1,069 million from the adoption of IFRS 16.
(2) Other changes above includes €622 million of non-cash movements relating to the recognition of additional lease liabilities in accordance with IFRS during the year ended December 31, 2019.